Consolidated Statement of Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Banking product	R$ 111,050	R$ 118,661	R$ 92,011
Interest and similar income	144,690	161,495	147,789
Interest and similar expense	(78,325)	(95,126)	(75,064)
Dividend income	301	288	98
Net gain (loss) on investment securities and derivatives	3,175	7,311	(11,862)
Foreign exchange results and exchange variations on transactions	(250)	5,513	(6,353)
Banking service fees	34,448	31,918	29,452
Income related to insurance, private pension and capitalization operations before claim and selling expenses	5,252	5,880	6,672
Income related to insurance and private pension	26,914	24,849	22,634
Reinsurance Premiums	(38)	(94)	(89)
Change in reserves for insurance and private pension	(22,177)	(19,490)	(16,460)
Revenue from capitalization plans	553	615	587
Other income	1,759	1,382	1,279
Losses on loans and claims	(18,240)	(22,122)	(21,335)
Expenses for allowance for loan and lease losses	(20,746)	(24,379)	(24,517)
Recovery of loans written-off as loss	3,698	3,742	4,779
Expenses for claims	(1,224)	(1,555)	(1,611)
Recovery of claims under reinsurance	32	70	14
Banking product net of losses on loans and claims	92,810	96,539	70,676
Other operating income (expenses)	(60,599)	(58,347)	(52,411)
General and administrative expenses	(54,118)	(50,904)	(47,626)
Tax expenses	(7,029)	(7,971)	(5,405)
Share of profit or (loss) in associates and joint ventures	548	528	620
Income before income tax and social contribution	32,211	38,192	18,265
Current income tax and social contribution	(4,539)	(3,898)	(8,965)
Deferred income tax and social contribution	(3,404)	(10,712)	16,856
Net income	24,268	23,582	26,156
Net income attributable to owners of the parent company	23,903	23,263	25,740
Net income (loss) attributable to non-controlling interests	365	319	416
Ordinary shares [member]
Net income attributable to owners of the parent company	R$ 12,304	R$ 11,953	R$ 13,110
Earnings per share - basic	R$ 3.68	R$ 3.57	R$ 3.91
Earnings per share - diluted	R$ 3.65	R$ 3.54	R$ 3.89
Weighted average number of shares outstanding - basic	3,347,889,957	3,351,741,143	3,351,741,143
Weighted average number of shares outstanding - diluted	3,347,889,957	3,351,741,143	3,351,741,143
Preference shares [member]
Net income attributable to owners of the parent company	R$ 11,599	R$ 11,310	R$ 12,630
Earnings per share - basic	R$ 3.68	R$ 3.57	R$ 3.91
Earnings per share - diluted	R$ 3.65	R$ 3.54	R$ 3.89
Weighted average number of shares outstanding - basic	3,156,020,074	3,171,215,661	3,228,881,081
Weighted average number of shares outstanding - diluted	3,197,763,868	3,216,235,372	3,270,734,307